Document And Entity Information	6 Months Ended
Jun. 30, 2018
Document And Entity Information
Entity Registrant Name	US Highland, Inc.
Entity Central Index Key	0001381871
Document Type	S-1
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2018